ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash, Current	$ 1,185	$ 267,500	$ 315,912
Restricted Cash, Noncurrent	3,159	9,713	7,773
Accounts receivable	31,447	51,362	63,339
PRC Domestic Entities
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash, Current	883	192,075	250,675
Restricted Cash, Noncurrent	1,436	1,568	1,533
Accounts receivable	26,166	$ 45,499	$ 56,347
PRC Domestic Entities | Pledged
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Restricted Cash, Current	888
Restricted Cash, Noncurrent	269,752
PRC Domestic Entities | Accounts Receivable | Pledged
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Accounts receivable	$ 893